Label	Element	Value
First Investors Tax Exempt Connecticut Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED AUGUST 21, 2018 TO THE

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS
DATED MAY 1, 2018

The following changes apply to the First Investors Tax Exempt Funds prospectus:

1.	In “The Funds Summary Section” for the First Investors Connecticut Tax Exempt Fund (“Connecticut Tax Exempt Fund”), the “Investment Objective” is deleted and replaced with the following:

Investment Objective: A high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Connecticut.

2.
In “The Funds Summary Section” for each Fund, the reference to “Tax Preference Item” in the first sentence under “Principal Investment Strategies” is deleted and replaced with “tax preference item for purposes of the federal alternative minimum tax (“Tax Preference Item”).”

3.
In “The Funds Summary Section” for the California Tax Exempt Fund, Connecticut Tax Exempt Fund, Massachusetts Tax Exempt Fund, Michigan Tax Exempt Fund, Minnesota Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund, North Carolina Tax Exempt Fund, Ohio Tax Exempt Fund, Oregon Tax Exempt Fund, Pennsylvania Tax Exempt Fund and Virginia Tax Exempt Fund (collectively, the “Single State Tax Exempt Funds”), the second sentence under “Principal Investment Strategies” section is deleted and replaced with the following:

However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is a Tax Preference Item.

* * * * *

Please retain this Supplement for future reference.

TIE821

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Tax Exempt Connecticut Fund